Income Tax	12 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
Income tax

Note 20 — Income tax

Singapore

Although the Company is incorporated in the Cayman Islands and conducts operations through subsidiaries in multiple jurisdictions as described in Note 1, management has determined that Singapore represents the Company’s primary tax jurisdiction because the Company’s principal management and operational activities are conducted through its Singapore subsidiaries.

The Company’s subsidiaries incorporated in Singapore, are subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable corporate income tax rate is 17% in Singapore, with 75% of the first $7,474 (SGD 10,000) taxable income and 50% of the next $142,001 (SGD 190,000) taxable income are exempted from income tax.

Cayman Islands

GCL Global is incorporated in Cayman Islands and is not subject to tax on income or capital gains under current Cayman Island law. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

GCL BVI is incorporated in British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Island law. Additionally, upon payments of dividends to the shareholders, no British Island withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong, are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime, the first 2,000,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000,000 will be taxed at 16.5%.

Malaysia

The Company’s subsidiary incorporated in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

Brazil

The Company’s subsidiary incorporated in Brazil is subject to Brazilian Corporate Income Tax (“IRPJ”). The IRPJ levied at a base rate of 15%, with an additional surtax of 10% applied to taxable income exceeding BRL 240,000 annually, resulting in an effective corporate income tax rate of up to 25%.

United Kingdom

The Company’s subsidiary incorporated in the United Kingdom is subject to UK Corporation Tax on taxable profits in accordance with UK tax legislation. The applicable statutory corporate income tax rate was 25% for the fiscal year ended March 31, 2026.

People’s Republic of China (“PRC”)

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax at a unified tax rate of 25% on their taxable income, as determined in accordance with relevant PRC tax laws and regulations. Preferential tax rates or exemptions may be available to certain qualified entities, subject to approval by local tax authorities.

Dubai (United Arab Emirates)

The Company’s subsidiary incorporated in Dubai is governed by the corporate tax regime established under UAE Federal Decree-Law No. 47 of 2022 on the Taxation of Corporations and Businesses. Effective from June 1, 2023, the UAE implemented a corporate tax regime at a standard rate of 9% on taxable income exceeding AED 375,000. Income up to this threshold is exempt from corporate tax.

Thailand

The Company’s subsidiary incorporated in Thailand is governed by the income tax laws of Thailand and the income tax provision in respect of operations in Thailand is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. The applicable corporate income tax rate is 20% in Thailand.

Japan

The Company’s subsidiary incorporated in Japan is governed by the income tax laws of Japan, and the income tax provision related to operations in Japan is calculated at the applicable statutory tax rates on taxable income for the periods based on existing legislation, interpretations, and practices. The statutory corporate income tax rate in Japan is 23.2%, with additional local taxes, including enterprise tax and inhabitants’ tax, resulting in a higher effective tax rate that may vary depending on the level of taxable income and applicable local tax rates.

Taiwan

The Company’s subsidiary incorporated in Taiwan is governed by the income tax laws of Taiwan, and the income tax provision related to operations in Taiwan is calculated at the applicable statutory tax rates on taxable income for the periods based on existing legislation, interpretations, and practices. The applicable corporate income tax rate in Taiwan is 20% on taxable income. In addition, undistributed earnings may be subject to an additional tax in accordance with the applicable provisions of Taiwan’s Income Tax Act.

United States

The Company’s subsidiary incorporated in the United States is subject to U.S. federal corporate income tax at a statutory rate of 21% on its taxable income, in accordance with the Internal Revenue Code. Additionally, the subsidiary may also be subject to state and local income taxes, which vary by jurisdiction.

Income tax expense for the years ended March 31, 2026, 2025 and 2024 amounted to $239,753, $1,128,672 and $53,291, respectively.

As further described in Note 2, Recently Issued Accounting Standards, the Company has elected to prospectively adopt the guidance in ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, or ASU 2023-09. The following table presented the loss before income taxes for the year ended March 31, 2026 in accordance with the guidance in ASU No. 2023-09:

For the Year Ended March 31,
2026

Domestic (Singapore)	$(3,937,034)
Foreign	(22,026,434)
Total loss before income tax	$(25,963,468)

Income (loss) before income tax by jurisdiction for the years ended March 31, 2025 and 2024 are as following:

	For the Years Ended March 31,
	2025	2024

Singapore	$3,681,089	$(325,917)
Hong Kong	1,424,781	258,954
Malaysia and others	1,072,223	(1,840,702)
Total income (loss) before income tax	$6,178,093	$(1,907,665)

As further described in Note 2, Recently Issued Accounting Standards, the Company has elected to prospectively adopt the guidance in ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, or ASU 2023-09. The following table presented the significant components of the provision for income taxes for the year ended March 31, 2026 in accordance with the guidance in ASU No. 2023-09:

For the Year Ended March 31,
2026

Current	$
Domestic (Singapore)	627,473
Foreign	12,210
Total current income tax expenses	639,683

Deferred
Domestic (Singapore)	529,572
Foreign	(929,503)
Total deferred income tax benefit	(399,931)
Income taxes expenses	$239,753

Significant components of the provision for income taxes for the years ended March 31, 2025 and 2024 are as follows:

	For the years ended March 31,
	2025	2024

Current	$1,362,520	$723,160
Deferred	(233,848)	(669,869)
Provision for income taxes	$1,128,672	$53,291

As further described in Note 2, Recently Issued Accounting Standards, the Company has elected to prospectively adopt the guidance in ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, or ASU 2023-09. The following table reconciles Singapore statutory rates to the Company’s effective tax rate for the year ended March 31, 2026 in accordance with the guidance in ASU No. 2023-09:

	For the Years Ended March 31, 2026
	$	%

Singapore statutory income tax rate	(4,413,789)	17.0%
Foreign tax effects:
Foreign tax effects-Cayman	3,103,039	(12.0)%
Foreign tax effects-Others	(3,560)	(0.0)%
Nontaxable or non-deductible items:
Change of fair value of contingent consideration	181,103	(0.7)%
Others	396,081	(1.5)%
Preferential tax exemption effect	17,132	(0.1)%
Change in valuation allowance	959,747	(3.6)%
Effective tax rate	239,753	(0.9)%

The following table reconciles Singapore statutory rates to the Company’s effective tax rate for the years ended March 31, 2025 and 2024:

	For the Years Ended March 31,
	2025	2024

Singapore statutory income tax rate	17.0%	17.0%
Change of fair value of contingent consideration	1.5%	(2.5)%
Tax rate difference outside Singapore (1)	(4.2)%	(14.0)%
Preferential tax exemption effect	(0.2)%	1.0%
Change in valuation allowance	3.2%	(0.1)%
Others (2)	1.0%	(4.2)%
Effective tax rate	18.3%	(2.8)%

(1)	It is due to tax rate difference of the entities incorporated in Hong Kong, Malaysia, PRC, England, Brazil, British Virgin Island, and Cayman Island.
(2)	Others mainly consisted of gain or loss from foreign exchange transaction which is non-deductible under local tax laws.

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	March 31, 2026	March 31, 2025
Deferred Tax Assets
Net operating loss carryforwards	$1,259,513	$838,875
Allowance for credit loss	276,022	65,177
Lease liabilities	440,053	448,276
Inventory write-off	72,213	41,307
Less: valuation allowance	(625,365)	(199,508)
Deferred tax assets, net	$1,422,436	$1,194,127

Deferred tax liabilities:
Right of use assets	$1,093,455	$468,476
Amortization of intangible assets	428,190	374,591
Deferred tax liabilities	$1,521,645	$843,067
Deferred tax (liabilities) assets, net	$(99,209)	$351,060

As of March 31, 2026, the Company’s net operating losses carry forward from all subsidiaries amounted to $10,582,688. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely in Singapore. The Company believes it is not more likely than not that Martiangear, BLC China, RFAC, 2Game Dubai 2Game Brazil, 4Divinity UK, 4Divinity JP, and Ban Leong Thailand will be able to fully utilize their deferred tax assets associated with net operating loss carryforwards given their history of recurring losses and ongoing uncertainty regarding future profitability. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of $625,365 related to Martiangear, BLC China, RFAC, 2Game Dubai, 2Game Brazil, 4Divinity UK, 4Divinity JP, and Ban Leong Thailand as of March 31, 2026.

As of March 31, 2025, the Company’s net operating losses carry forward from GCL Global SG, Titan Digital, Starry, Martiangear, 2Game Brazil, 2 Game Dubai, RFAC, and Epicsoft Malaysia combined amounted to $5,075,982. The net operating losses from GCL Global SG and Martiangear can be carried forward indefinitely in Singapore. The Company believes it is not more likely than not that Martiangear RFAC, 2Game Dubai and 2Game Brazil will be able to fully utilize their deferred tax assets associated with net operating loss carryforwards given their history of recurring losses and ongoing uncertainty regarding future profitability. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of $199,508 related to Martiangear, RFAC, 2Game Dubai, and 2Game Brazil as of March 31, 2025.

The movements of the valuation allowance are as follows:

Balance as of March 31, 2024	$7,916
Allowance made during the year	195,252
Foreign exchange difference	(3,660)
Balance as of March 31, 2025	199,508
Allowance made during the year	407,204
Foreign exchange difference	18,653
Balance as of March 31, 2026	$625,365

Movement in deferred tax (liabilities) assets, net are as following:

Balance at March 31, 2024	$115,460
Recognized in profit or loss	233,848
Foreign exchange differences reserve	1,752
Balance at March 31, 2025	351,060
Recognized in Ban Leong acquisition	(879,616)
Recognized in profit or loss	399,929
Foreign exchange differences reserve	29,418
Balance at March 31, 2026	$(99,209)

As further described in Note 2, Recently Issued Accounting Standards, the Company has elected to prospectively adopt the guidance in ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, or ASU 2023-09. The following table presented presents income taxes paid, net of refunds, disaggregated by jurisdiction for the years ended March 31, 2026 in accordance with the guidance in ASU No. 2023-09:

For the Year Ended March 31,
2026

Singapore	$1,081,005
Thailand	180,983
Malaysia	136,673
Others	39,162
Total income taxes paid, net of refunds	$1,437,823

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	March 31, 2026	March 31, 2025

GST taxes payable	$39,853	$21,707
Income taxes payable	1,585,142	1,395,466
Totals	$1,624,995	$1,417,173